Assets under construction - Projects to sustain and expand operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets under construction
Capital expenditure cash flow	R 54,552	R 52,635	R 59,892
Projects to sustain operations
Assets under construction
Capital expenditure cash flow	21,967	19,125
Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	10,315	8,608
Shutdown and major statutory maintenance
Assets under construction
Capital expenditure cash flow	4,825	3,775
Renewal projects
Assets under construction
Capital expenditure cash flow	1,880	1,481
Oxygen train 17 (Outside Battery Limits portion)
Assets under construction
Capital expenditure cash flow	90	417
Sixth Fine Ash Dam (environmental)
Assets under construction
Capital expenditure cash flow	1,417	1,353
Volatile organic compounds abatement programme (environmental)
Assets under construction
Capital expenditure cash flow	141	137
Coal tar filtration east project (safety)
Assets under construction
Capital expenditure cash flow	329	294
Other environmental related expenditure - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	170	133
Other safety related expenditure - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	556	362
Other sustain - Secunda Synfuels Operations
Assets under construction
Capital expenditure cash flow	907	656
Mining Secunda And Sasolburg
Assets under construction
Capital expenditure cash flow	2,894	3,720
Shondoni Colliery to maintain Middelbult Colliery operation
Assets under construction
Capital expenditure cash flow	80	318
Impumelelo Colliery to maintain Brandspruit Colliery operation
Assets under construction
Capital expenditure cash flow	157	258
Acquisition of mineral rights
Assets under construction
Capital expenditure cash flow		650
Refurbishment of equipment
Assets under construction
Capital expenditure cash flow	674	867
Mine geographical expansions
Assets under construction
Capital expenditure cash flow	605	449
Other safety related expenditure - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	355	196
Other sustain - Mining Secunda and Sasolburg
Assets under construction
Capital expenditure cash flow	1,023	982
Other (in various locations)
Assets under construction
Capital expenditure cash flow	8,758	6,797
Expenditure related to environmental obligations
Assets under construction
Capital expenditure cash flow	590	476
Expenditure incurred relating to safety regulations
Assets under construction
Capital expenditure cash flow	283	409
Other sustain - Other (in various locations)
Assets under construction
Capital expenditure cash flow	7,885	5,912
Projects to expand operations
Assets under construction
Capital expenditure cash flow	32,585	33,510
Lake Charles Chemicals Project
Assets under construction
Capital expenditure cash flow	30,289	30,100
China Ethoxylation Plant
Assets under construction
Capital expenditure cash flow	489	398
Canadian shale gas asset
Assets under construction
Capital expenditure cash flow	141	101
High-density polyethylene plant
Assets under construction
Capital expenditure cash flow		265
Mozambique exploration and development
Assets under construction
Capital expenditure cash flow	221	1,002
Other projects to expand operations
Assets under construction
Capital expenditure cash flow	R 1,445	R 1,644